EARNINGS (LOSS) PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares	563,995	723,995